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United States Securities and Exchange Commission Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number: 811-05807

NAIC Growth Fund, Inc.
(Exact name of registrant as specified in charter)

205 E. Wisconsin Ave, Suite 120, Milwaukee, WI 53202
(Address of principal executive offices) (zip code)

Luke E. Sims, President NAIC Growth Fund, Inc. 205 E. Wisconsin Ave Suite 120, Milwaukee, WI 53202 (414) 765-1107 (Name and address of agent for service)

Registrant’s telephone number, including area code:
(414) 765-1107

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

NAIC Growth Fund, Inc.
Portfolio of Investments (as of March 31, 2008) (unaudited)

COMMMON STOCK (95.7% OF TOTAL INVESTMENTS)

	Shares	Cost	Market Value	% Total Inv.
FOOD/BEVERAGE/CONSUMER

Colgate-Palmolive Co.	16,000	$469,850	$1,246,560
PepsiCo, Inc.	15,000	335,649	1,083,000

			$2,329,560	(10.0%)
DRUG/MEDICAL DEVICE

Abbott Laboratories	15,000	638,677	$827,250
Johnson & Johnson	20,000	915,045	1,297,400
Medtronic Inc.	17,000	850,214	822,290
Pfizer Inc.	28,000	606,755	586,040
Stryker Corp.	22,000	180,012	1,431,100
Zimmer Holdings Inc.*	1,000	81,859	77,860

			$5,041,940	(21.6%)
BANK/FINANCIAL/INSURANCE

AFLAC Inc.	18,000	107,094	$1,169,100
Automatic Data Processing, Inc.	1,000	39,989	42,390
CIT Group Inc.	20,000	587,335	237,000
Citigroup Inc.	22,000	368,636	471,240
Huntington Banc.	25,000	238,023	268,750
Jack Henry & Assoc.	34,000	626,877	838,780
JP Morgan Chase & Co	15,000	396,347	644,250
Marshall & Ilsley Corp.	5,000	167,716	116,000
Metavante Technologies, Inc.*	1,666	43,292	33,303
State Street Corp.	6,000	54,688	474,000
Synovus Financial Corp.	27,000	139,794	298,620
Total Systems Services, Inc.	13,065	177,851	309,118
U. S. Bancorp	15,000	465,675	485,400
Washington Mutual Inc.	15,000	609,130	154,500

			$5,442,451	(23.7%)

MUTUAL FUND MANAGERS

Eaton Vance Corp.	20,000	742,643	$610,200
Franklin Resources Inc.	9,000	922,098	872,910
T. Rowe Price Group, Inc.	5,000	230,481	250,000

			$1,733,110	(7.4%)
INDUSTRIAL

Avery Dennison Corp.	9,000	488,594	$443,250
Emerson Electric Co.	20,000	335,278	1,029,200
General Electric Co.	24,000	441,341	888,240
Graco Inc.	25,000	987,169	906,500
Sigma-Aldrich Corp.	7,000	58,094	417,550
Teleflex Inc.	16,000	545,608	763,360

			$4,448,100	(19.0%)
RETAIL/DISTRIBUTION

The Home Depot, Inc.	36,500	1,432,696	$1,020,905
Lowe’s Companies Inc.	20,000	575,385	458,800
O’Reilly Automotive*	30,000	189,637	855,600
Sysco Corp.	32,000	507,179	928,640

			$3,263,945	(14.0%)

TOTAL COMMON STOCK INVESTMENTS		$15,556,711	$22,359,106

SHORT-TERM INVESTMENTS (4.3% OF TOTAL INVESTMENTS)

Miscellaneous cash-equivalents			$1,005,959

TOTAL SHORT-TERM INVESTMENTS				$1,005,959

TOTAL INVESTMENTS				$23,365,065

ALL OTHER NET ASSETS (LIABILITIES)				(47,011)

TOTAL NET ASSETS				$23,318,054

*=Non-dividend paying security

Footnote:

The following information is based upon federal income tax cost of portfolio investments as of March 31, 2008:

Gross unrealized appreciation	$8,557,723
Gross unrealized depreciation	(1,755,328)

Net unrealized appreciation	$6,802,395

Federal income tax basis	$15,556,711

ITEM 2. CONTROLS AND PROCEDURES.

          (i) As of April 1, 2008, an evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant’s President and Chief Executive Officer (who is the principal executive officer of the registrant) and the registrant’s Chief Financial Officer (who is the principal financial officer of the registrant). Based on that evaluation, the registrant’s President, Chief Executive Officer and Chief Financial Officer concluded that the registrant’s disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission’s rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate to allow timely decisions regarding required disclosure.

          (ii) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

99.1 Certification of principal executive officer as required by Rule 30a-2(a) under the Act.

99.2 Certification of principal financial officer as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By:	/s/ Luke E. Sims

Luke E. Sims
President and Chief Executive Officer
Dated:	April 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Luke E. Sims

Luke E. Sims
President and Chief Executive Officer (Principal Executive Officer)

Dated:	April 8, 2008

By:	/s/ David C. Sims

David C. Sims
Chief Financial Officer (Principal Financial Officer)

Date:	April 8, 2008